Trade and Other Payables - Schedule of Aging Analysis of Trade Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	RM 20,293,263	$ 5,003,269	RM 14,089,238
Within 3 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	17,836,677	4,397,602	13,892,154
More than 3 months but within 6 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	1,073,750	264,731	1,226
More than 6 months but within 1 year [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables			139,580
More than 1 year [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	RM 1,382,836	$ 340,936	RM 56,278